Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and contingencies [Abstract]
Capital commitments	Property and equipment commitments not provided for are as follows:

	June 30,	December 31,
	2020	2019
	(US$ in millions)
	(Unaudited)	(Audited)
Contracted but not provided for	$615	$1,001

Significant capital expenditure on property and equipment contracted for at the end of the reporting periods but not recognized as liabilities is as follows:

	December 31,
	2018	2019
	(US$ in millions)
Contracted but not provided for	$507	$1,001